Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock option activity and the weighted average exercise price
The stock option activity and the weighted average exercise price are summarized as follows:

	2024		2023

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	10,060,296	30.56	11,823,310	36.36
Granted	3,899,244	13.77	2,817,149	19.93
Exercised	(412,780)	5.20	(942,641)	5.00
Forfeited/Cancelled	(2,463,548)	30.16	(3,637,522)	47.76

Outstanding – End of fiscal year**	11,083,212	25.68	10,060,296	30.58

Exercisable – End of fiscal year	4,335,111	30.17	3,771,711	31.24
*The 2024 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal year's weighted average exercise prices.
**The stock options outstanding as at March 31, 2024 included 1,900,000 stock options with vesting dependent on market conditions tied to the Company's future share price performance. On April 18, 2024, 885,001 stock options with vesting dependent on market conditions tied to the Company's future share price performance were forfeited.

The RSU, DSU and PSU activity and the weighted average grant date fair values
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2024 are summarized as follows:

	2024		2024		2024
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	5,540,767	28.92	65,398	23.31	619,640	28.73
Granted	3,114,515	14.11	54,143	15.97	—	—
Settled	(1,595,478)	31.18	—	—	(167,284)	28.73
Forfeited	(859,036)	20.81	—	—	(452,356)	28.73

Outstanding – End of year	6,200,768	22.02	119,541	19.99	—	—
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2023 are summarized as follows:

	2023		2023		2023
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	3,314,131	46.71	34,421	37.95	953,290	28.73
Granted	4,397,629	20.77	47,577	18.72	—	—
Settled	(956,837)	41.58	(16,600)	40.50	(333,650)	28.73
Forfeited	(1,214,156)	37.97	—	—	—	—

Outstanding – End of year	5,540,767	28.92	65,398	23.31	619,640	28.73

Weighted average assumptions
The fair value of stock options granted to employees, excluding stock options that contain market conditions, was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2024	2023

Expected volatility	63.64%	52.22%
Risk-free interest rate	3.85%	3.05%
Expected option life	3.80 years	3.92 years
Expected dividend yield	0%	0%
Forfeiture rate	29.53%	26.55%

Range of exercise prices of outstanding share options
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2024:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 13.35	2,483,720	5.51	12.46	787,825	4.12	10.62
13.36 to 17.01	2,169,016	6.11	14.69	419,481	5.76	14.72
17.02 to 23.25	2,137,549	4.55	20.94	1,033,606	3.80	21.42
23.26 to 31.69	2,469,252	4.31	29.05	804,717	3.15	25.37
31.70 to 93.45	1,823,675	3.87	57.75	1,289,482	3.63	57.16

Total	11,083,212	4.91	25.68	4,335,111	3.88	30.17
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2023:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 18.92	1,930,537	5.09	12.19	719,850	2.21	5.80
18.93 to 22.62	1,886,776	5.61	21.49	384,078	4.24	21.79
22.63 to 27.73	2,268,067	4.46	23.99	1,409,502	3.77	24.27
27.74 to 41.54	1,896,698	5.51	31.49	291,923	3.79	31.80
41.55 to 93.45	2,078,218	5.42	62.27	966,358	5.38	63.92

Total	10,060,296	5.19	30.58	3,771,711	3.94	31.24

Stock options outstanding and stock options exercisable
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2024:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 13.35	2,483,720	5.51	12.46	787,825	4.12	10.62
13.36 to 17.01	2,169,016	6.11	14.69	419,481	5.76	14.72
17.02 to 23.25	2,137,549	4.55	20.94	1,033,606	3.80	21.42
23.26 to 31.69	2,469,252	4.31	29.05	804,717	3.15	25.37
31.70 to 93.45	1,823,675	3.87	57.75	1,289,482	3.63	57.16

Total	11,083,212	4.91	25.68	4,335,111	3.88	30.17
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2023:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 18.92	1,930,537	5.09	12.19	719,850	2.21	5.80
18.93 to 22.62	1,886,776	5.61	21.49	384,078	4.24	21.79
22.63 to 27.73	2,268,067	4.46	23.99	1,409,502	3.77	24.27
27.74 to 41.54	1,896,698	5.51	31.49	291,923	3.79	31.80
41.55 to 93.45	2,078,218	5.42	62.27	966,358	5.38	63.92

Total	10,060,296	5.19	30.58	3,771,711	3.94	31.24